Contingencies and Commitments (Details) (Scenario, Previously Reported [Member], Employment Discrimination Action, USD $) In Millions, unless otherwise specified	1 Months Ended
	Dec. 31, 2012	Nov. 30, 2012
Scenario, Previously Reported [Member] | Employment Discrimination Action
Contingencies
Payment made to plaintiffs as per settlement terms	$ 5	$ 22
Amount of plaintiffs' attorneys' fees and costs reimbursed by the entity	$ 6